OTHER RESERVES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share compensation reserve	$ 1,364	$ 0	$ 0
Hedging reserve	(867)	(15)
Translation reserve	(3,283)	5,773
Merger reserve	(18,354)	0
Other reserves	$ (21,140)	$ 5,758	$ 0